Preparation of financial statements - Interim (Details) € / shares in Units, $ / shares in Units, € in Thousands, $ in Millions				1 Months Ended						2 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2022 EUR (€)	Oct. 13, 2022 EUR (€)	Oct. 13, 2022 USD ($) $ / shares shares	Jan. 31, 2023 EUR (€)	Jan. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2022 USD ($) shares	Oct. 31, 2022 EUR (€)	Aug. 31, 2022 EUR (€)	Jan. 31, 2023 EUR (€)	Jan. 31, 2023 USD ($)	Sep. 30, 2023 EUR (€)	Sep. 30, 2022 EUR (€)	Sep. 30, 2023 EUR (€)	Sep. 30, 2022 EUR (€)	Dec. 31, 2022 EUR (€) € / shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 EUR (€)	Jan. 31, 2023 USD ($)	Dec. 31, 2022 $ / shares	Oct. 13, 2022 € / shares shares
Financial liabilities
Net loss												€ (3,179)	€ (8,702)	€ (10,067)	€ (11,254)	€ (11,409)	€ (10,586)		€ (15,481)
Negative cash flows from operating activities														(6,741)	(7,399)	€ (9,184)	€ (6,537)		€ (6,598)
Increase in shares issued (in shares) | shares						828,943	828,943										2,190,711	2,190,711
Proceeds from issue of ordinary shares in the form of ADS		€ 4,600	$ 4.4	€ 900	$ 0.9	€ 800	$ 0.9			€ 1,700	$ 1.8			860			€ 26,600	$ 32.0
Offering price (in currency per share) | (per share)			$ 3.44			€ 2.04										€ 2.04					$ 2.16	€ 3.60
Proceeds from sale of property	€ 26,500
Repayments of borrowings								€ 3,100	€ 800					79	1,522
Write down of derivative financial instrument													4,664	325	2,827
Income from revaluation of derivative financial instruments												7			516
Shares issued (in shares) | shares			1,279,070																			1,279,070
Reclassification of foreign currency translation reserve															1,475
Proceeds from long-term debt														3,028
Reclassification of foreign currency translation reserve															1,475
Total comprehensive loss												(3,232)	(8,978)	(10,244)	(13,301)
Owners of the Company(1)												(3,200)	(8,935)	(10,173)	(13,217)
Non-controlling interests												(32)	€ (43)	(71)	€ (84)
Current financial liabilities						€ 1,161						945		945		€ 1,161
European Investment Bank
Financial liabilities
Repayments of borrowings	€ 22,000
Current financial liabilities						€ 14,600										€ 14,600
EIB-Tranche A
Financial liabilities
Write down of derivative financial instrument								2,827
EIB-Tranche B1
Financial liabilities
Income from revaluation of derivative financial instruments								€ 516
Anzu Note, due January 2028
Financial liabilities
Face value				€ 3,000						€ 3,000										$ 3.2
Nominal interest rate				3.00%						3.00%										3.00%
One-time interest payment												€ 3,000		€ 3,000						$ 3.2
voxeljet China
Financial liabilities
Subsidiary ownership (as a percent)														88.52%